INCOME TAX - Schedule of Reconciliations of Statutory Income Tax Rate and Company's Effective Income Tax Rate (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Reconciliations Of Statutory Income Tax Rate And Companys Effective Income Tax Rate Abstract
Income tax expense computed at PRC statutory income tax rate of 25%	25.00%	25.00%	25.00%
Income tax expense computed at PRC statutory income tax rate of 25% (in Dollars)	$ 868,695
Tax effect of different tax rates in other jurisdictions	(32.00%)	5.00%	1.00%
Tax effect of different tax rates in other jurisdictions (in Dollars)	$ (1,110,161)
Tax effect of non-deductible expenses	0.00%	0.00%	0.00%
Tax effect of non-deductible expenses (in Dollars)	$ 5
Changes in valuation allowance	90.30%	11.00%
Changes in valuation allowance (in Dollars)	$ 3,138,414
Income tax expense and Effective tax rate	83.30%	41.00%	26.00%
Income tax expense and Effective tax rate (in Dollars)	$ 2,896,953
Income before income taxes (in Dollars)	$ 3,474,779	$ 5,738,528	$ 15,509,062